PGIM ETF Trust
655 Broad Street
Newark, New Jersey 07102
November 4, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:
497(j) Filing for PGIM ETF Trust
Registration numbers 333-222469 and 811-23324
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 30, 2025.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (862) 302-9412 or email: debra.rubano@prudential.com.
Very truly yours,
/s/ Debra Rubano
Debra Rubano
Assistant Secretary